CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Jul. 31, 2013	Oct. 31, 2012	Oct. 31, 2011
ASSETS
Cash and cash equivalents	$ 9,871	$ 6,895	$ 7,336
Short-term investments		0	3,385
Total cash, cash equivalents and short-term investments		6,895	10,721
Accounts receivable, net of allowance for doubtful accounts	2,411	2,847	2,659
Inventory	289	376	188
Prepaid expenses and other current assets	625	309	297
Total current assets	13,196	10,427	13,865
Property and equipment, net	1,240	1,521	1,320
Intangible assets, net		0	110
Other assets	473	76	56
Total assets	14,909	12,024	15,351
LIABILITIES AND STOCKHOLDERS' EQUITY (DEFICIT)
Accounts payable	961	1,260	2,228
Accrued expenses	2,152	2,879	2,156
Deferred revenue	1,471	1,306	1,009
Current portion of long term debt, net	645	2,948	1,973
Total current liabilities	5,229	8,393	7,366
Long-term debt, net	7,692	1,370
Long-term derivative liability	1,539	0
Other long-term liabilities	222	264
Long term liabilities		1,634	126
Commitments and contingencies (See Note 7)
Convertible preferred stock, $0.001 par value, 25,000,000 shares authorized, 0 and 4,231,154 shares issued and outstanding, respectively, net	6,394	0
Stockholders' equity (deficit):
Common stock, $0.001 par value, 75,000,000 shares authorized, 11,679,860 and 11,942,606 shares issued and outstanding, respectively	12	12	11
Additional paid-in capital	208,394	204,582	199,750
Accumulated other comprehensive loss	(47)	(39)	(40)
Accumulated deficit	(214,526)	(202,558)	(191,862)
Total stockholders' equity (deficit)	(6,167)	1,997	7,859
Total liabilities and stockholders' equity (deficit)	$ 14,909	$ 12,024	$ 15,351